Share-Based Payments - Summary of Information on Warrants Activity (Detail) - Warrants [member]	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	852,260	687,252	469,436
Option exercisable, ending balance		852,260	687,252
Weighted- average exercise price per share, beginning balance	€ 35.35	€ 27.74	€ 28.80
Weighted- average exercise price per share, exercised
Weighted- average exercise price per share, ending balance		€ 35.35	€ 27.74
Option outstanding, beginning balance	918,927	918,927	1,100,969
Warrants outstanding, granted		0	0
Warrants outstanding, exercised		0	(1,867)
Warrants outstanding, forfeited or expired		0	(180,175)
Option outstanding, ending balance		918,927	918,927
Weighted average exercise price per share, beginning balance	€ 35.12	€ 26.74	€ 27.23
Weighted average exercise price per share, granted		0.00	0.00
Weighted average exercise price per share, exercised		0.00	6.16
Weighted average exercise price per share, forfeited or expired		0.00	29.95
Weighted average exercise price per share, ending balance		€ 35.12	€ 26.74
Remaining Average Useful Life	6 years 10 months 24 days	7 years 2 months 12 days	8 years 2 months 12 days